Intangible assets (Details Narrative) R$ in Thousands			12 Months Ended
	Aug. 22, 2024 BRL (R$)	Jul. 23, 2024 Municipalities	Dec. 31, 2024 BRL (R$) Municipalities	Dec. 31, 2023 BRL (R$) Municipalities	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Right of use			R$ 44,771,124	R$ 44,012,858	R$ 39,320,871	R$ 36,503,834
Average amortization rate			2.80%	5.40%	5.20%
Sao Paulo [Member]
IfrsStatementLineItems [Line Items]
Number of municipalities | Municipalities			375	376
URAE-1 [Member]
IfrsStatementLineItems [Line Items]
Number of municipalities | Municipalities		371
SABESP [Member]
IfrsStatementLineItems [Line Items]
Net revenue	R$ 2,280,000
Concession agreement – URAE-1 [Member]
IfrsStatementLineItems [Line Items]
Right of use			R$ 338,740
Concession Agreements [Member]
IfrsStatementLineItems [Line Items]
Right of use				R$ 43,738	R$ 54,356	65,012
Program contracts [Member]
IfrsStatementLineItems [Line Items]
Right of use				330,941	168,216	180,669
Leases Related To Concession Agreements And Program Contracts [Member]
IfrsStatementLineItems [Line Items]
Right of use				R$ 374,679	R$ 222,572	R$ 245,681